Document and Entity Information	Mar. 13, 2020
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0000078128
Document Type	8-K/A
Document Period End Date	Mar. 13, 2020
Entity Registrant Name	Essential Utilities, Inc.
Entity Incorporation, State or Country Code	PA
Entity File Number	001-06659
Entity Tax Identification Number	23-1702594
Entity Address, Address Line One	762 West Lancaster Avenue
Entity Address, City or Town	Bryn Mawr
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19010-3489
City Area Code	610
Local Phone Number	527-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously reported in a Current Report on Form 8-K filed on March 16, 2020 and amended by the Current Report on Form 8-K/A filed on March 18, 2020 (together, the “Initial Form 8-K”), on March 16, 2020, Essential Utilities, Inc. (the “Company”) completed the acquisition from LDC Parent LLC, a Delaware limited liability company (“Seller”), of all of the issued and outstanding limited liability company membership interests of LDC Funding LLC, a Delaware limited liability company (“LDC Funding”), from Seller (the “Peoples Gas Acquisition”). LDC Funding is the ultimate parent of Peoples Natural Gas Company LLC (“Peoples Natural”), Peoples Gas Company LLC (“Peoples Gas”), Delta Natural Gas Company Inc. (“Delta”), Peoples Gas WV LLC, Peoples Gas KY LLC, Peoples Homeworks LLC, PNG Gathering LLC, Delta Resources LLC, Delgasco LLC and Enpro LLC, and collectively these businesses are referred to as “Peoples”. The Peoples Gas Acquisition was completed in accordance with the terms of the previously announced Purchase Agreement, entered into on October 22, 2018 and disclosed in the Company’s Current Report on Form 8-K filed on October 23, 2018, between the Company and the Seller (the “Purchase Agreement”).Peoples Natural, Peoples Gas, Delta, Peoples Gas WV LLC and Peoples Gas KY LLC are also collectively referred to as “the regulated companies.”Peoples Homeworks LLC, PNG Gathering LLC, Delta Resources LLC, Delgasco LLC and Enpro LLC are also collectively referred to as the “non-regulated companies.”This Form 8-K/A amends the Initial Form 8-K to include the financial statements and pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K, as well as additional information regarding Peoples, and should be read in conjunction with the Initial Form 8-K.
Common stock, $.50 par value
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, $.50 par value
Trading Symbol	WTRG
Security Exchange Name	NYSE
6.00% Tangible Equity Units
Document And Entity Information [Line Items]
Title of 12(b) Security	6.00% Tangible Equity Units
Trading Symbol	WTRU
Security Exchange Name	NYSE